Derivative instruments - Derivative activities (Details)	Dec. 31, 2021 $ / Mcf $ / bbl MBbls MMcf	Dec. 31, 2020 $ / bbl $ / Mcf MMcf MBbls
Producer 3-way Option Contracts | Minimum
Derivative instruments
Contract Prices		2.00
Producer 3-way Option Contracts | Crude Oil | Maximum
Derivative instruments
(Volume/Month) | MBbls	58,165	35,290
Contract Prices | $ / bbl	87.50	58.25
Producer 3-way Option Contracts | Crude Oil | Minimum
Derivative instruments
(Volume/Month) | MBbls	2,340	9,215
Contract Prices | $ / bbl	40.00	34.06
Producer 3-way Option Contracts | Crude Oil | Weighted Average
Derivative instruments
Contract Prices | $ / bbl	61.31	44.71
Producer 3-way Option Contracts | Natural Gas | Maximum
Derivative instruments
(Volume/Month) | MMcf	195,124	39,885
Contract Prices	7.85	3.63
Producer 3-way Option Contracts | Natural Gas | Minimum
Derivative instruments
(Volume/Month) | MMcf	26,519	10,579
Contract Prices	1.90
Producer 3-way Option Contracts | Natural Gas | Weighted Average
Derivative instruments
Contract Prices	3.66	2.79
Collar | Crude Oil | Maximum
Derivative instruments
(Volume/Month) | MBbls		4,257
Contract Prices | $ / bbl		46.65
Collar | Crude Oil | Minimum
Derivative instruments
(Volume/Month) | MBbls		1,779
Contract Prices | $ / bbl		32.50
Collar | Crude Oil | Weighted Average
Derivative instruments
Contract Prices | $ / bbl		39.58
Collar | Natural Gas | Maximum
Derivative instruments
(Volume/Month) | MMcf	141,473	66,182
Contract Prices	4.33	3.48
Collar | Natural Gas | Minimum
Derivative instruments
(Volume/Month) | MMcf	37,042	38,186
Contract Prices	2.80	2.15
Collar | Natural Gas | Weighted Average
Derivative instruments
Contract Prices	3.45	2.75
Short swap | Natural Gas
Derivative instruments
Contract Prices		2.81
Short swap | Natural Gas | Maximum
Derivative instruments
(Volume/Month) | MMcf		36,354
Short swap | Natural Gas | Minimum
Derivative instruments
(Volume/Month) | MMcf		30,699
Short swap | Natural Gas | Weighted Average
Derivative instruments
Contract Prices		2.81